CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Sep. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,900,836	$ 934,407
Accounts receivable, net of allowance of $40,000 and $60,000, respectively	63,049	320,538
Prepaid expenses	6,435	20,140
Inventories, net	7,103	203,582
Total current assets	1,977,423	1,478,667
PROPERTY AND EQUIPMENT, NET	130,472	169,333
OTHER ASSETS
Intangible assets, net	274,446	447,778
Other assets	13,766	7,170
Operating lease right of use asset	243,526	0
TOTAL ASSETS	2,639,633	2,102,948
CURRENT LIABILITIES:
Accounts payable - trade	810,943	1,512,617
Accounts payable - related parties	7,048	12,019
Accrued expenses	460,055	72,140
Accrued expenses - related parties	458,500	657,551
Deferred revenue	0	55,959
Convertible notes payable	3,954,241	2,255,066
Notes payable	0	145,186
Current portion of operating lease right of use liability	124,523	0
Total current liabilities	5,815,310	4,710,538
NON-CURRENT PORTION OF OPERATING LEASE RIGHT OF USE LIABILITY	121,613	0
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' DEFICIT
Preferred stock	0	0
Common stock - $0.001 par value, 100,000,000 shares authorized, 18,366,178 and 17,531,502 shares issued and outstanding at 9/30/2019 and 9/30/2018, respectively	18,366	17,532
Additional paid in capital	39,085,179	32,163,386
Accumulated deficit	(42,403,640)	(34,791,324)
Total stockholders' deficit	(3,297,290)	(2,607,590)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,639,633	2,102,948
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	0	11
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	1,790	1,790
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	$ 1,015	$ 1,015